10. EQUITY	6 Months Ended
Jun. 30, 2021
Equity
10. EQUITY

10. EQUITY

10.1 SHARE CAPITAL

Authorized share capital

Unlimited number of common shares voting and participating, with no par value.

	For the six-month period ended June 30, 2021 $	For the year ended December 31, 2020 $
Shares issued at the start of the period	27,299,332	26,178,281
Shares issued from placements	9,501,227	-
Exercise of warrants	7,821,700	872,291
Exercise of options	331,251	145,000
Shares issued for interest payment	76,635	-
Share based compensation	-	103,760
Shares issued at the end of period	45,030,145	27,299,332

On January 20, 2021, the Company concluded an underwritten public offering agreement for 1,034,500 common shares, at a price of $14.50 per share for gross proceeds of $15M. The buyers exercised their option to purchase and additional 155,175 common shares representing 15% of the number of common shares issued. The total gross proceeds obtained from this public offering agreement sum up to $17.25M.

On February 12, 2021, the Company closed a private placement equity financing totaling $5.8M and the Company issued a total of 396,552 common shares at a price of $14.50 per share. Of this amount, Investissement Québec, acting as mandatory for the government of Québec, subscribed for 317,241 common shares, and Pallinghurst, a related party, subscribed for the remainder of the common shares.

On March 24, 2021, the Company performed a ten-to-one share consolidation of the Company’s issued equity instruments including common shares, warrants and options. All information with respect to shares and share-based instruments and related per share amounts have been retrospectively adjusted on a 1:10 basis accordingly.

On June 23, 2021, the Company concluded an underwritten public offering agreement for 7,000,000 common shares, at a price of $9.22 (US$7.50) per share for gross proceeds of $64.5M (US$52.5M). The buyers exercised their option to purchase an additional 915,000 common shares representing 13.1% of the number of common shares issued. The total gross proceeds obtained from this public offering agreement sum up to $72.9M (US$59.4M). Of this amount, Pallinghurst purchased 66,666 common shares.

10.2	SHARE-BASED PAYMENTS

The Board of Directors determines the price per common share and the number of common shares which may be allocated to each director, officer, employee and consultant and all other terms and conditions of the option, subject to the rules of the TSXV. The plan has a policy that caps the maximum of total options that can be granted to 10% of the total outstanding shares of the Company.

All share-based payments will be settled in equity. The Company has no legal or contractual obligation to repurchase or settle the options in cash.

The Company’s share options are as follows:

	For the six-month period ended June 30, 2021		For the year ended December 31, 2020
	Number	Weighted average exercise price $	Number	Weighted average exercise price $
Opening balance	2,400,000	3.20	1,582,500	2.80
Granted	705,000	16.28	1,192,500	3.64
Exercised	(331,251)	2.90	(145,000)	3.05
Expired	-	-	(230,000)	2.66
Ending balance	2,773,749	6.56	2,400,000	3.20
Options that can be exercised	2,260,000	6.88	2,000,000	3.37

During the six-month period ended June 30, 2021 the weighted average share price at the date of exercise was $19.04.

The weighted average fair value of the share options granted in the first half of 2021 were estimated using the Black-Scholes option pricing model based on the following average assumptions:

●         Stock price when granted: $14.63

●         Expected life: 5 years

●         Expected volatility: 68%

●         Risk-free rate: 0.80%

●         Expected dividend: nil